Liquidity and Management's Plans (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 15, 2025	Oct. 16, 2024	Feb. 28, 2025	Oct. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2023	Apr. 20, 2023
Liquidity and Management Plans
Net working capital					$ 2,200	$ 100
Cash and cash equivalents					2,515	693	$ 4,459
Accounts receivable					700	1,000
Proceeds from issuance of convertible notes payable				$ 800		653
Repayment of convertible notes payable			$ 800		811
Warrant exercise price (in dollars per share)									$ 4,451.5
Offering price (in dollars per share)									$ 4,451.5
Accumulated deficit					$ (641,230)	$ (642,704)	$ (635,574)
Common warrants
Liquidity and Management Plans
Warrant exercise price (in dollars per share)								$ 478.5
SPA
Liquidity and Management Plans
Common stock purchased (in shares)	103,005	320	103,005
Offering price (in dollars per share)	$ 58.25		$ 58.25
Net proceeds from issuance of stock			$ 4,800
SPA | Common warrants
Liquidity and Management Plans
Number of shares in exchange of warrant exercise	103,005		103,005
Warrant exercise price (in dollars per share)	$ 145.75		$ 145.75